Basic and Diluted Net Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2024
Basic and Diluted Net Loss Per Share [Abstract]
Schedule of Number of Shares and Loss Used in the Computation of Net Loss Per Share	Details of the number of shares and loss used in the computation of net loss per share:
	For six months ended June 30
	2024		2023
	Weighted number of shares	Net loss attributable to equity holders of the Company	Weighted number of shares	Net loss attributable to equity holders of the Company
For the computation of basic and diluted loss	2,288,278,248	4,481	1,322,019,241	7,277